UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.

1.	Name and address of issuer: Money Market Obligations Trust Federated Investors 4000 Ericsson Drive Warrendale, Pennsylvania 15086-7561

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Federated Tax-Free Trust Federated Alabama Municipal Cash Trust Federated California Municipal Cash Trust

Federated Connecticut Municipal Cash Trust

Federated Florida Municipal Cash Trust

Federated Georgia Municipal Cash Trust Federated Massachusetts Municipal Cash Trust Federated Michigan Municipal Cash Trust Federated Minnesota Municipal Cash Trust Federated New Jersey Municipal Cash Trust Federated New York Municipal Cash Trust Federated North Carolina Municipal Cash Trust

Federated Ohio Municipal Cash Trust Federated Pennsylvania Municipal Cash Trust Federated Virginia Municipal Cash Trust

3.	Investment Company Act File Number:	811-5950

	Securities Act File Number:	33-31602

4(a).	Last day of fiscal year for which this Form is filed: October 31, 2012

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:1

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$10,399,511,113

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$10,753,274,357

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$5,619,076,923

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		$16,372,351,280

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(5,972,840,167)

(vii)	Multiplier for determining registration fee (See Instruction C.9):	0.0001364

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		$0

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: - . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: - .

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:
[ ]	Wire Transfer
[ ]	Mail or other means

SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Deborah M. Molini
Deborah M. Molini, Assistant Treasurer

Date: Jan. 24, 2013

* Please print the name and title of the signing officer below the signature.

1 This filing is being made to include Series and Class numbers that were inadvertently left off the original filing (Accession number 1318148-13-000091). No filing fee was required for either this filing or the original filing.